Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets

The following table represents the balances of intangible assets as of December 31, 2025 and 2024;

	December 31, 2025	December 31, 2024
Website Domains	$-	$155,000

Total Intangible assets	-	155,000

Accumulated Amortization – website domains	-	(3,229)
Net intangible assets	$-	$151,771